Post-Employment Benefits - Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Defined Benefit Plans Expense Recognized In Income Statement [Line Items]
Pension cost for defined contribution plans	kr 2,970	kr 3,220	kr 3,240
Pension cost for defined benefit plans	2,622	2,114	2,553
Total	kr 5,592	kr 5,334	kr 5,793
Total pension cost expressed as a percentage of wages and salaries	9.50%	8.90%	9.50%
Sweden [member]
Disclosure Of Defined Benefit Plans Expense Recognized In Income Statement [Line Items]
Pension cost for defined contribution plans	kr 1,096	kr 1,061	kr 1,136
Pension cost for defined benefit plans	1,824	1,314	1,806
Total	2,920	2,375	2,942
US [member]
Disclosure Of Defined Benefit Plans Expense Recognized In Income Statement [Line Items]
Pension cost for defined contribution plans	473	687	729
Pension cost for defined benefit plans	168	167	81
Total	641	854	810
UNITED KINGDOM
Disclosure Of Defined Benefit Plans Expense Recognized In Income Statement [Line Items]
Pension cost for defined contribution plans	173	185	136
Pension cost for defined benefit plans	38	38	57
Total	211	223	193
Other Countries [member]
Disclosure Of Defined Benefit Plans Expense Recognized In Income Statement [Line Items]
Pension cost for defined contribution plans	1,228	1,287	1,239
Pension cost for defined benefit plans	592	595	609
Total	kr 1,820	kr 1,882	kr 1,848